Note 3 - Summary of Significant Accounting Policies - Other Income (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance recovery	$ 674,083	$ 0
Federal and state government subsidies	1,265,149	0
Rental income	180,631	41,900
Other income	2,988	15,267
Other Nonoperating Income (Expense), Total	$ 2,122,851	$ 57,167